Additional Cash Flow Information and Noncash Investing and Financing Activities (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Additional cash flow information:
Interest paid	¥ 8,554	¥ 7,309	¥ 6,367
Income taxes paid	59,438	87,134	46,227
Noncash investing and financing activities:
Capital lease obligations incurred	¥ 3,286	¥ 2,300	¥ 2,244